Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets [Abstract]
Accrued expenses	$ 269	$ 262
Share based compensation	99	107
Net operating loss carryforwards	13,397	12,605
Income tax credit carryforwards	1,630	956
Property and equipment, principally due to differences in depreciation	154	89
Intangible assets	3,527	2,073
Other, net	453	53
Deferred tax assets (Total)	19,529	16,145
Valuation allowance	(19,486)	(16,092)
Total deferred tax assets, net of allowance	43	53
Deferred tax liabilities [Abstract]
Other	(43)	(53)
Total deferred tax liability	(43)	(53)
Net deferred tax assets (liability)	$ 0	$ 0